Change of control	12 Months Ended
Dec. 31, 2022
Change Of Control
Change of control

Note	40 | Change of control

On December 28, 2020, Pampa Energía S.A., the holder of 100% of edenor’s Class A shares, representing 51% of edenor‘s share capital, entered into a share purchase and sale agreement, as the seller, with Empresa de Energía del Cono Sur S.A.

On June 23, 2021, by means of Resolution No. 207/2021, the ENRE authorized Pampa Energía S.A. to transfer all the Class A shares, representing 51% of the Company’s share capital and votes, to Empresa de Energía del Cono Sur S.A. in accordance with the share purchase and sale agreement entered into on December 28, 2020.

The transfer of all the Class A shares, representing 51% of the Company’s share capital and votes owned by Pampa Energía S.A., in favor of Empresa de Energía del Cono Sur S.A. was completed shortly afterwards on June 30, 2021.

As required by the regulations in effect and within the time periods set forth therein, Empresa de Energía del Cono Sur S.A. announced the launching of a mandatory Public Tender Offer addressed to all the holders of Class B and Class C common shares issued by the Company, including the holders of ADS in respect of the underlying Class B common shares, in accordance with the provisions of General Resolution No. 779/2018 of the National Securities Commission.

During the term of the Offer, no shares were tendered by Class B (including ADS) and Class C Shareholders; therefore, the offeror announced the completion of the tender offer.

Consequently, at the date of issuance of these financial statements, edenor is a subsidiary company of Empresa de Energía del Cono Sur S.A.